Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,470,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,484.11
Total Offset Amount	0.00
Net Fee	4,484.11
Narrative - Max Aggregate Offering Price	$ 32,470,000.00
Final Prospectus	true